Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities
Financial liabilities	2,655,014	2,409,361
Loans and advances to customers	1,037,987	1,036,743	$ 981,696
Customer accounts	1,642,780	1,439,115	$ 1,362,643
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	622,923	555,205
Amounts offset	(196,124)	(186,919)
Net amounts in the balance sheet	426,799	368,286
Financial instruments	(262,434)	(220,643)
Non-cash collateral	(107,985)	(97,431)
Cash collateral	(37,558)	(38,201)
Net amount	18,822	12,011
Amounts not subject to enforceable netting arrangements	34,735	48,468
Financial liabilities	461,534	416,754
Derivatives
Financial liabilities
Gross amounts	364,121	275,286
Amounts offset	(69,103)	(41,739)
Net amounts in the balance sheet	295,018	233,547
Financial instruments	(230,758)	(171,371)
Non-cash collateral	(21,387)	(20,137)
Cash collateral	(37,343)	(37,844)
Net amount	5,530	4,195
Amounts not subject to enforceable netting arrangements	7,983	5,950
Financial liabilities	303,001	239,497
Cash margins pledged	17,955	8,303
Trading liabilities
Financial liabilities
Gross amounts	16,626	10,494
Amounts offset	(461)	(280)
Net amounts in the balance sheet	16,165	10,214
Financial instruments	(709)	(1,553)
Non-cash collateral	(15,456)	(8,656)
Cash collateral	0	0
Net amount	0	5
Amounts not subject to enforceable netting arrangements	159	46
Financial liabilities	16,324	10,260
Non-trading liabilities
Financial liabilities
Gross amounts	200,999	232,675
Amounts offset	(115,678)	(134,772)
Net amounts in the balance sheet	85,321	97,903
Financial instruments	(13,936)	(28,826)
Non-cash collateral	(71,142)	(68,638)
Cash collateral	(215)	(357)
Net amount	28	82
Amounts not subject to enforceable netting arrangements	26,580	42,441
Financial liabilities	111,901	140,344
Customer accounts
Financial liabilities
Gross amounts	41,177	36,750
Amounts offset	(10,882)	(10,128)
Net amounts in the balance sheet	30,295	26,622
Financial instruments	(17,031)	(18,893)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	13,264	7,729
Amounts not subject to enforceable netting arrangements	13	31
Financial liabilities	30,308	26,653
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	738,668	680,326
Amounts offset	(196,124)	(186,919)
Net amounts in the balance sheet	542,544	493,407
Financial instruments	(262,434)	(220,643)
Non-cash collateral	(222,442)	(217,220)
Cash collateral	(48,227)	(47,593)
Net amount	9,441	7,951
Amounts not subject to enforceable netting arrangements	38,992	35,922
Financial assets	581,536	529,329
Derivatives
Financial assets
Gross amounts	368,057	277,261
Amounts offset	(69,103)	(41,739)
Net amounts in the balance sheet	298,954	235,522
Financial instruments	(230,758)	(171,371)
Non-cash collateral	(13,766)	(13,095)
Cash collateral	(48,154)	(47,404)
Net amount	6,276	3,652
Amounts not subject to enforceable netting arrangements	8,772	7,473
Financial assets	307,726	242,995
Financial liabilities
Cash margins received	7,899	2,350
Trading assets
Financial assets
Gross amounts	21,204	21,465
Amounts offset	(461)	(280)
Net amounts in the balance sheet	20,743	21,185
Financial instruments	(709)	(1,553)
Non-cash collateral	(20,030)	(19,630)
Cash collateral	0	0
Net amount	4	2
Amounts not subject to enforceable netting arrangements	1,534	165
Financial assets	22,277	21,350
Non-trading assets
Financial assets
Gross amounts	318,424	348,561
Amounts offset	(115,678)	(134,772)
Net amounts in the balance sheet	202,746	213,789
Financial instruments	(13,936)	(28,826)
Non-cash collateral	(188,646)	(184,495)
Cash collateral	(73)	(189)
Net amount	91	279
Amounts not subject to enforceable netting arrangements	28,258	27,549
Financial assets	231,004	241,338
Loans and advances to customers
Financial assets
Gross amounts	30,983	33,039
Amounts offset	(10,882)	(10,128)
Net amounts in the balance sheet	20,101	22,911
Financial instruments	(17,031)	(18,893)
Non-cash collateral	0	0
Cash collateral	0	0
Net amount	3,070	4,018
Amounts not subject to enforceable netting arrangements	428	735
Financial assets	$ 20,529	$ 23,646